Catalyst Hedged Commodity Strategy Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Hedged Commodity Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on May 13, 2021 SEC Accession No. 0001580642-21-002367.